Earnings per Share (Policies)	12 Months Ended
Dec. 31, 2021
Earnings per Share
Earnings per Share

Accounting policy

Basic earnings per share

The Company calculates the value of the basic result per share for the earning or loss attributable to the holders of common and preferred shares of the company and, if presented, the earning or loss resulting from continued operations attributable to the holders of these respective shares by dividing the earning or loss attributable to the holders of common and preferred shares by the weighted average number of common and preferred shares held by shareholders during the year.

Diluted earnings per share

The Company calculates the value of the basic result per share for the earning or loss attributable to the holders of common and preferred shares of the company and, if presented, the earning or loss resulting from continued operations attributable to the holders of these respective shares by dividing the earning or loss attributable to the holders of common and preferred shares by the weighted average number of common and preferred shares held by shareholders during the year that would be issued if all potential dilutive shares had been converted.